Financial instruments - Maturity analysis (Details) - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets and liabilities [Line Items]
Cash and cash equivalents	£ 560,425	£ 60,349
Loans	(296)	0
Lease liability	(4,879)	(3,438)
Liquidity risk
Disclosure of financial assets and liabilities [Line Items]
Cash and cash equivalents	562,173	62,584
Cash and cash equivalents, contractual cash flows	562,173	62,584
Trade and other receivables	2,280	689
Trade and other receivable, contractual cash flows	2,280	689
Trade and other payables	(12,479)	(4,665)
Trade and other payables, contractual cash flows	(12,479)	(4,665)
Loans	(296)
Loans, contractual cash flows	(307)
Lease liability	(4,879)	(3,438)
Lease liability, contractual cash flows	(5,301)	(3,806)
Total carrying amount	546,799	55,170
Total contractual cash flows	546,366	54,802
Liquidity risk | Demand and less than 3 months
Disclosure of financial assets and liabilities [Line Items]
Cash and cash equivalents, contractual cash flows	562,173	62,584
Trade and other receivable, contractual cash flows	2,180	689
Trade and other payables, contractual cash flows	(12,479)	(4,638)
Loans, contractual cash flows	0
Lease liability, contractual cash flows	(267)	(169)
Total contractual cash flows	551,607	58,466
Liquidity risk | From 3 to 12 months
Disclosure of financial assets and liabilities [Line Items]
Cash and cash equivalents, contractual cash flows	0	0
Trade and other receivable, contractual cash flows	0	0
Trade and other payables, contractual cash flows	0	(27)
Loans, contractual cash flows	(2)
Lease liability, contractual cash flows	(808)	(508)
Total contractual cash flows	(810)	(535)
Liquidity risk | From 12 months to 2 years
Disclosure of financial assets and liabilities [Line Items]
Cash and cash equivalents, contractual cash flows	0	0
Trade and other receivable, contractual cash flows	0	0
Trade and other payables, contractual cash flows	0	0
Loans, contractual cash flows	(2)
Lease liability, contractual cash flows	(1,117)	(677)
Total contractual cash flows	(1,119)	(677)
Liquidity risk | From 2 to 5 years
Disclosure of financial assets and liabilities [Line Items]
Cash and cash equivalents, contractual cash flows	0	0
Trade and other receivable, contractual cash flows	0	0
Trade and other payables, contractual cash flows	0	0
Loans, contractual cash flows	(303)
Lease liability, contractual cash flows	(2,694)	(1,632)
Total contractual cash flows	(2,997)	(1,632)
Liquidity risk | More than 5 years
Disclosure of financial assets and liabilities [Line Items]
Cash and cash equivalents, contractual cash flows	0	0
Trade and other receivable, contractual cash flows	100	0
Trade and other payables, contractual cash flows	0	0
Lease liability, contractual cash flows	(415)	(820)
Total contractual cash flows	£ (315)	£ (820)